INCOME TAXES (Details 1) (USD $)	Aug. 31, 2013	Aug. 31, 2012
Deferred tax assets (liability)
Net operating loss carryfowards	$ 2,948,178	$ 2,248,448
Stock compensation	1,264,291	1,136,237
Assets, exploration cost, depreciation and amortization	3,299,156	2,843,950
Less: valuation allowance	(7,511,624)	(6,228,635)
Net deferred tax assets